UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363

(Registrant’s telephone number, including area code)

Date of fiscal year end: April 30, 2025

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)

Reverb ETF
RVRB (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about the Reverb ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://reverb-etf.com/. You can also request this information by contacting us at 1-800-617-0004.
Other Material Fund Changes:
Effective 3/20/2025, the Reverb ETF Fund changed the frequency of the Fund’s distributions from annual to quarterly.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Reverb ETF	$32	0.30%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
- The Reverb ETF (RVRB) continues to follow a unique strategy with uniquely motivated sentiment data driving active over- and under-weight positions from market cap baselines.
- From 5/1/2025 to 4/30/2025, we outperformed our benchmark, returning 12.25% at  NAV  versus 12.10% for the S&P500 TR.
- This difference in performance was driven largely by slight deviations in holding weights of major tech stocks, as determined by our proprietary company-ratings data and signal-generating algorithm. In most cases, these signals led to both over-weights and under-weights in MAG7 stocks at different points in the year.
- Looking ahead, we are eager to increase the volume and coverage of our ratings data.

Top Contributors
↑	UnitedHealth Group, Inc.
↑	Philip Morris International, Inc.
↑	The Coca-Cola Company
↑	Palantir Technologies, Inc.

Top Detractors
↓	Tesla, Inc.
↓	Apple, Inc.
↓	NVIDIA Corp.
↓	Berkshire Hathaway, Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Reverb ETF	PAGE 1	TSR-AR-00770X253

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/03/2022)
Reverb ETF NAV	12.25	19.33
S&P 500 TR Index	12.10	19.41
Visit https://reverb-etf.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$4,340,145
Number of Holdings	475
Net Advisory Fee	$13,299
Portfolio Turnover	4%
30-Day SEC Yield	1.11%
30-Day SEC Yield Unsubsidized	1.11%
Visit https://reverb-etf.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
Apple, Inc.	6.7%
Microsoft Corp.	6.3%
NVIDIA Corp.	4.9%
Amazon.com, Inc.	4.3%
Alphabet, Inc.	4.0%
Meta Platforms, Inc.	2.2%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.6%
Walmart, Inc.	1.5%
Eli Lilly & Co.	1.5%

Top Sectors	(%)
Manufacturing	37.6%
Information	15.2%
Finance and Insurance	12.5%
Retail Trade	9.4%
Professional, Scientific, and Technical Services	7.5%
Administrative and Support and Waste Management and Remediation Services	4.7%
Utilities	2.6%
Mining, Quarrying, and Oil and Gas Extraction	2.4%
Transportation and Warehousing	1.9%
Cash & Other	6.2%
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reverb-etf.com/.
Reverb ETF	PAGE 2	TSR-AR-00770X253

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Distribution Cognizant documents not be householded, please contact Distribution Cognizant at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Distribution Cognizant or your financial intermediary.
Reverb ETF	PAGE 3	TSR-AR-00770X253

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Joe D. Redwine, Ms. Michele Rackey, Ms. Anne Kritzmire and Mr. Craig Wainscott are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant including the review of federal income tax returns, review of federal excise tax returns, review of state tax returns, if any, and assistance with calculation of required income, capital gain and excise distributions. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 4/30/2025	FYE 4/30/2024
(a) Audit Fees	$17,500	$17,400
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,600	$3,600
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 4/30/2025	FYE 4/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) During the audit of the registrant’s financial statements, 100 percent of the hours were attributed to work performed by persons other than full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 4/30/2025	FYE 4/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act, which consists of all the Independent Trustees.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Reverb ETF
Core Financial Statements
April 30, 2025

REVERB ETF
SCHEDULE OF INVESTMENTS
April 30, 2025

	Shares	Value
COMMON STOCKS - 97.8%
Accounting Tax Preparation Bookkeeping and Payroll Services - 0.1%
Paychex, Inc.	30	$4,414
Advertising Public Relations and Related Services - 0.2%
AppLovin Corp. - Class A(a)	27	7,271
Trade Desk, Inc. - Class A(a)	39	2,092
		9,363
Aerospace Product and Parts Manufacturing - 1.2%
Boeing Co.(a)	48	8,796
HEICO Corp. - Class A	12	2,411
Honeywell International, Inc.	42	8,841
Lockheed Martin Corp.	21	10,033
RTX Corp.	117	14,757
TransDigm Group, Inc.	6	8,478
		53,316
Agencies Brokerages and Other Insurance Related Activities - 0.6%
Aon PLC - Class A	18	6,386
Arthur J Gallagher & Co.	18	5,773
Brown & Brown, Inc.	24	2,654
Marsh & McLennan Cos., Inc.	42	9,470
Willis Towers Watson PLC	9	2,770
		27,053
Agriculture Construction and Mining Machinery - 0.6%
Caterpillar, Inc.	42	12,989
Deere & Co.	24	11,126
		24,115
Alumina and Aluminum Production and Processing - 0.1%
Howmet Aerospace, Inc.	36	4,989
Animal Slaughtering and Processing - 0.1%
Hormel Foods Corp.	45	1,345
Tyson Foods, Inc. - Class A	24	1,470
		2,815
Architectural and Structural Metals Manufacturing - 0.1%
Nucor Corp.	21	2,507
Architectural Engineering and Related Services - 0.1%
Jacobs Solutions, Inc.	12	1,486
Teledyne Technologies, Inc.(a)	3	1,398
		2,884
Automotive Parts Accessories and Tire Stores - 0.2%
O’Reilly Automotive, Inc.(a)	6	8,491

	Shares	Value
Basic Chemical Manufacturing - 0.4%
International Flavors & Fragrances, Inc.	21	$1,648
Linde PLC	39	17,676
		19,324
Beverage Manufacturing - 1.4%
Brown-Forman Corp. - Class B	39	1,359
Coca-Cola Co.	375	27,206
Coca-Cola Europacific Partners PLC	39	3,539
Constellation Brands, Inc. - Class A	15	2,813
Keurig Dr Pepper, Inc.	111	3,839
Monster Beverage Corp.(a)	84	5,050
PepsiCo, Inc.	120	16,270
		60,076
Boiler Tank and Shipping Container Manufacturing - 0.0%(b)
Ball Corp.	27	1,402
Building Equipment Contractors - 0.1%
Quanta Services, Inc.	12	3,512
Building Material and Supplies Dealers - 1.0%
Home Depot, Inc.	87	31,363
Lowe’s Cos., Inc.	48	10,731
		42,094
Business Support Services - 3.3%
Coinbase Global, Inc. - Class A(a)	18	3,652
Corpay, Inc.(a)	6	1,952
Equifax, Inc.	9	2,341
Fair Isaac Corp.(a)	3	5,969
Fidelity National Information Services, Inc.	45	3,550
Live Nation Entertainment, Inc.(a)	21	2,781
Mastercard, Inc. - Class A	78	42,749
Moody’s Corp.	15	6,797
MSCI, Inc.	6	3,271
NU Holdings Ltd. - Class A(a)	333	4,139
PayPal Holdings, Inc.(a)	87	5,728
ROBLOX Corp. - Class A(a)	54	3,621
Visa, Inc. - Class A	168	58,044
		144,594
Cable and Other Subscription Programming - 0.3%
Comcast Corp. - Class A	315	10,773
Liberty Media Corp.-Liberty Formula One - Class C(a)	21	1,862
Warner Bros Discovery, Inc.(a)	207	1,795
		14,430
Cement and Concrete Product Manufacturing - 0.1%
CRH PLC	60	5,725

The accompanying notes are an integral part of these financial statements.

1

REVERB ETF
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Chemical and Allied Products Merchant Wholesalers - 0.0%(b)
LyondellBasell Industries NV - Class A	27	$1,572
Clothing Stores - 0.7%
Charter Communications, Inc. - Class A(a)	12	4,703
KKR & Co., Inc.	75	8,570
Ross Stores, Inc.	27	3,753
TJX Cos., Inc.	96	12,353
		29,379
Commercial and Industrial Machinery and Equipment - 0.1%
AerCap Holdings NV	18	1,908
United Rentals, Inc.	6	3,789
		5,697
Commercial and Service Industry Machinery Manufacturing - 0.2%
KLA Corp.	12	8,432
Communications Equipment Manufacturing - 7.2%
Apple, Inc.	1,362	289,425
MongoDB, Inc.(a)	6	1,033
Motorola Solutions, Inc.	15	6,606
QUALCOMM, Inc.	90	13,361
		310,425
Computer and Peripheral Equipment Manufacturing - 1.5%
Arista Networks, Inc.(a)	108	8,885
Cisco Systems, Inc.	333	19,224
Dell Technologies, Inc. - Class C	33	3,028
Fortinet, Inc.(a)	66	6,848
HP, Inc.	81	2,071
International Business Machines Corp.	81	19,588
NetApp, Inc.	18	1,616
Sandisk Corp./DE(a)	9	289
Super Micro Computer, Inc.(a)	51	1,625
Western Digital Corp.(a)	27	1,184
		64,358
Computer Systems Design and Related Services - 5.6%
Alphabet, Inc. - Class A	1,080	171,504
CDW Corp.	12	1,927
CGI, Inc.	18	1,909
Cognizant Technology Solutions Corp. - Class A	42	3,090
GoDaddy, Inc. - Class A(a)	12	2,260
Leidos Holdings, Inc.	12	1,766
Palantir Technologies, Inc. - Class A(a)	189	22,385
Palo Alto Networks, Inc.(a)	54	10,094
Seagate Technology Holdings PLC	18	1,639
ServiceNow, Inc.(a)	18	17,190

	Shares	Value
Snowflake, Inc. - Class A(a)	27	$4,306
Workday, Inc. - Class A(a)	18	4,410
Zscaler, Inc.(a)	12	2,714
		245,194
Consumer Goods Rental - 0.9%
Netflix, Inc.(a)	36	40,742
Converted Paper Product Manufacturing - 0.1%
Avery Dennison Corp.	3	513
Kimberly-Clark Corp.	30	3,954
		4,467
Couriers and Express Delivery Services - 0.2%
FedEx Corp.	21	4,417
United Parcel Service, Inc. - Class B	66	6,290
		10,707
Cut and Sew Apparel Manufacturing - 0.1%
Lululemon Athletica, Inc.(a)	9	2,437
Dairy Product Manufacturing - 0.2%
Kraft Heinz Co.	99	2,881
Mondelez International, Inc. - Class A	114	7,767
		10,648
Data Processing Hosting and Related Services - 0.7%
Airbnb, Inc. - Class A(a)	39	4,755
Automatic Data Processing, Inc.	33	9,920
Broadridge Financial Solutions, Inc.	9	2,181
FactSet Research Systems, Inc.	3	1,297
Fiserv, Inc.(a)	51	9,413
Verisk Analytics, Inc.	12	3,557
		31,123
Department Stores - 1.5%
Walmart, Inc.	681	66,227
Depository Credit Intermediation - 4.1%
Bank of America Corp.	609	24,287
Bank of Montreal	63	6,015
Bank of New York Mellon Corp.	63	5,066
Bank of Nova Scotia	105	5,248
Canadian Imperial Bank of Commerce	81	5,099
Capital One Financial Corp.	30	5,408
Citigroup, Inc.	156	10,667
Deutsche Bank AG	168	4,403
Discover Financial Services	21	3,836
Fifth Third Bancorp	15	539
Huntington Bancshares, Inc.	120	1,744
JPMorgan Chase & Co.	228	55,773
M&T Bank Corp.	15	2,546
Northern Trust Corp.	18	1,692
PNC Financial Services Group, Inc.	33	5,303
Regions Financial Corp.	78	1,592
State Street Corp.	24	2,114

The accompanying notes are an integral part of these financial statements.

2

REVERB ETF
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Depository Credit Intermediation - (Continued)
Toronto-Dominion Bank	144	$9,184
Truist Financial Corp.	108	4,141
US Bancorp	126	5,083
Wells Fargo & Co.	270	19,173
		178,913
Direct Selling Establishments - 0.1%
DoorDash, Inc. - Class A(a)	33	6,365
Drinking Places (Alcoholic Beverages) - 0.2%
Cintas Corp.	36	7,620
Drugs and Druggists’ Sundries Merchant Wholesalers - 0.4%
Cardinal Health, Inc.	21	2,967
Cencora, Inc.	18	5,268
McKesson Corp.	12	8,554
		16,789
Electric Power Generation, Transmission and Distribution - 2.0%
Ameren Corp.	24	2,382
American Electric Power Co., Inc.	45	4,875
CMS Energy Corp.	24	1,768
Consolidated Edison, Inc.	30	3,382
Constellation Energy Corp.	27	6,033
DTE Energy Co.	18	2,466
Duke Energy Corp.	63	7,687
Entergy Corp.	36	2,994
Exelon Corp.	84	3,940
First Solar, Inc.(a)	9	1,132
FirstEnergy Corp.	48	2,058
GE Vernova, Inc.	24	8,900
NextEra Energy, Inc.	165	11,035
PG&E Corp.	192	3,172
PPL Corp.	63	2,300
Public Service Enterprise Group, Inc.	42	3,357
Southern Co.	93	8,546
Vistra Corp.	30	3,889
WEC Energy Group, Inc.	27	2,957
Xcel Energy, Inc.	48	3,394
		86,267
Electrical Equipment Manufacturing - 0.1%
Rockwell Automation, Inc.	9	2,229
Electronic Shopping and Mail-Order Houses - 4.5%
Amazon.com, Inc.(a)	1,023	188,662
Coupang, Inc.(a)	144	3,365
eBay, Inc.	42	2,863
		194,890

	Shares	Value
Engine Turbine and Power Transmission Equipment - 0.5%
Cummins, Inc.	12	$3,526
General Electric Co.	90	18,139
		21,665
Fabric Mills - 0.0%(b)
Amer Sports, Inc.(a)	12	291
Footwear Manufacturing - 0.1%
NIKE, Inc. - Class B	114	6,430
Freight Transportation Arrangement - 0.1%
JB Hunt Transport Services, Inc.	9	1,175
Norfolk Southern Corp.	18	4,033
		5,208
General Freight Trucking - 0.1%
Old Dominion Freight Line, Inc.	18	2,759
General Medical and Surgical Hospitals - 0.2%
HCA Healthcare, Inc.	21	7,247
General Merchandise Stores - 1.0%
Costco Wholesale Corp.	39	38,786
Target Corp.	39	3,771
		42,557
Glass and Glass Product Manufacturing - 0.1%
Corning, Inc.	72	3,195
Grain and Oilseed Milling - 0.1%
Archer-Daniels-Midland Co.	39	1,862
Kellanova	27	2,235
		4,097
Grocery and Related Product Wholesalers - 0.1%
Sysco Corp.	42	2,999
Grocery Stores - 0.1%
Kroger Co.	60	4,333
Hardware and Plumbing and Heating Equipment - 0.0%(b)
Watsco, Inc.	3	1,380
Health and Personal Care Stores - 0.2%
CVS Health Corp.	102	6,804
Household Appliance Manufacturing - 0.0%(b)
SharkNinja, Inc.(a)	3	241

The accompanying notes are an integral part of these financial statements.

3

REVERB ETF
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Household Appliances and Electrical and Electronic Goods Merchant Wholesalers - 0.1%
TE Connectivity PLC	27	$3,952
Household Appliances Electrical Electronic Goods - 0.1%
Johnson Controls International PLC	57	4,782
Industrial Machinery Manufacturing - 0.2%
Applied Materials, Inc.	69	10,399
Insurance Carriers - 4.0%
Aflac, Inc.	48	5,217
Allstate Corp.	21	4,166
American International Group, Inc.	54	4,402
Berkshire Hathaway, Inc. - Class B(a)	108	57,591
Centene Corp.(a)	45	2,693
Chubb Ltd.	33	9,441
Cigna Group	24	8,161
Cincinnati Financial Corp.	12	1,671
Corebridge Financial, Inc.	48	1,422
Elevance Health, Inc.	18	7,571
Hartford Insurance Group, Inc.	24	2,944
Humana, Inc.	9	2,360
Loews Corp.	18	1,563
Manulife Financial Corp.	150	4,593
MetLife, Inc.	60	4,522
Principal Financial Group, Inc.	21	1,557
Progressive Corp.	48	13,524
Prudential Financial, Inc.	30	3,081
Sun Life Financial, Inc.	48	2,858
Travelers Cos., Inc.	18	4,754
UnitedHealth Group, Inc.	75	30,858
		174,949
Internet Software & Services - 0.2%
MercadoLibre, Inc.(a)	3	6,993
Investigation and Security Services - 0.1%
Cloudflare, Inc. - Class A(a)	27	3,261
Iron and Steel Mills and Ferroalloy Manufacturing - 0.0%(b)
ArcelorMittal SA	66	1,960
Lessors of Nonfinancial Intangible Assets - 0.0%(b)
Restaurant Brands International, Inc.	27	1,739
Machinery Equipment and Supplies Merchant Wholesalers - 0.3%
Fastenal Co.	48	3,886
Ferguson Enterprises, Inc.	18	3,054
WW Grainger, Inc.	3	3,073
		10,013

	Shares	Value
Management of Companies and Enterprises - 0.5%
Carnival Corp.(a)	102	$1,871
Citizens Financial Group, Inc.	36	1,328
CNH Industrial NV	27	313
Koninklijke Philips NV(a)	78	1,977
Royal Bank of Canada	114	13,666
Smurfit WestRock PLC	12	504
		19,659
Management Scientific and Technical Consulting - 0.6%
Accenture PLC - Class A	51	15,257
Booz Allen Hamilton Holding Corp.	12	1,440
Eaton Corp. PLC	33	9,714
		26,411
Medical Equipment and Supplies Manufacturing - 2.0%
3M Co.	45	6,251
Becton Dickinson and Co.	24	4,970
Boston Scientific Corp.(a)	126	12,962
Cooper Cos., Inc.(a)	18	1,470
Dexcom, Inc.(a)	33	2,355
Edwards Lifesciences Corp.(a)	51	3,850
Intuitive Surgical, Inc.(a)	30	15,474
Johnson & Johnson	141	22,040
ResMed, Inc.	12	2,839
Stryker Corp.	30	11,218
Zimmer Biomet Holdings, Inc.	18	1,855
		85,284
Metal Ore Mining - 0.7%
Agnico Eagle Mines Ltd.	42	4,938
Barrick Gold Corp.	147	2,799
Cameco Corp.	36	1,626
Franco-Nevada Corp.	15	2,577
Freeport-McMoRan, Inc.	123	4,432
Newmont Corp.	96	5,057
Southern Copper Corp.	66	5,908
Wheaton Precious Metals Corp.	39	3,257
		30,594
Motion Picture and Video Industries - 0.1%
Take-Two Interactive Software, Inc.(a)	15	3,500
Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers - 0.1%
Copart, Inc.(a)	81	4,943
Genuine Parts Co.	12	1,411
		6,354
Motor Vehicle Manufacturing - 1.8%
Ford Motor Co.	330	3,303
General Motors Co.	93	4,207

The accompanying notes are an integral part of these financial statements.

4

REVERB ETF
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Motor Vehicle Manufacturing - (Continued)
PACCAR, Inc.	45	$4,060
Tesla, Inc.(a)	243	68,565
		80,135
Natural Gas Distribution - 0.5%
Atmos Energy Corp.	12	1,928
CenterPoint Energy, Inc.	54	2,094
Cheniere Energy, Inc.	21	4,853
Cheniere Energy Partners LP	39	2,292
Eversource Energy	30	1,784
Fortis, Inc.	39	1,931
Kinder Morgan, Inc.	189	4,971
Sempra Energy	54	4,011
		23,864
Navigational Measuring Electromedical and Control Instruments Manufacturing - 1.7%
AMETEK, Inc.	21	3,561
Danaher Corp.	60	11,960
Fortive Corp.	30	2,091
GE HealthCare Technologies, Inc.	39	2,743
Hologic, Inc.(a)	21	1,222
IDEXX Laboratories, Inc.(a)	6	2,596
Illumina, Inc.(a)	12	931
Keysight Technologies, Inc.(a)	15	2,181
L3Harris Technologies, Inc.	15	3,300
Medtronic PLC	108	9,154
Northrop Grumman Corp.	12	5,838
Roper Technologies, Inc.	9	5,041
Teradyne, Inc.	15	1,113
Thermo Fisher Scientific, Inc.	30	12,870
Trane Technologies PLC	18	6,900
Waters Corp.(a)	6	2,086
		73,587
Newspaper Periodical Book and Directory Publishers - 0.2%
Thomson Reuters Corp.	39	7,253
Non depository Credit Intermediation - 0.6%
American Express Co.	60	15,985
UBS Group AG	270	8,162
		24,147
Nonmetallic Mineral Mining and Quarrying - 0.1%
Martin Marietta Materials, Inc.	6	3,144
Vulcan Materials Co.	12	3,148
		6,292
Nonresidential Building Construction - 0.1%
Stellantis NV	246	2,283

	Shares	Value
Office Administrative Services - 0.1%
Baker Hughes Co.	84	$2,974
Offices of Physicians - 0.0%(b)
Molina Healthcare, Inc.(a)	6	1,962
Offices of Real Estate Agents and Brokers - 0.1%
CBRE Group, Inc. - Class A(a)	24	2,932
Oil and Gas Extraction - 0.5%
Canadian Natural Resources Ltd.	90	2,582
Coterra Energy, Inc.	63	1,547
Devon Energy Corp.	54	1,642
Dominion Energy, Inc.	69	3,752
EOG Resources, Inc.	48	5,296
Expand Energy Corp.	6	624
Occidental Petroleum Corp.	78	3,074
Tamboran Resources Corp.(a)	87	1,768
		20,285
Other Fabricated Metal Product Manufacturing - 0.2%
Axon Enterprise, Inc.(a)	3	1,840
Emerson Electric Co.	48	5,045
		6,885
Other Financial Investment Activities - 1.8%
Ameriprise Financial, Inc.	9	4,239
Apollo Global Management, Inc.	48	6,551
Ares Management Corp. - Class A	15	2,288
Blackrock, Inc.	12	10,971
Blackstone, Inc.	60	7,903
Brookfield Corp.	129	6,923
DraftKings, Inc. - Class A(a)	39	1,298
Ferrari NV	15	6,927
Morgan Stanley	135	15,582
S&P Global, Inc.	27	13,501
T Rowe Price Group, Inc.	18	1,594
		77,777
Other Food Manufacturing - 0.1%
General Mills, Inc.	45	2,553
McCormick & Co., Inc.	21	1,610
		4,163
Other General Purpose Machinery Manufacturing - 0.4%
Illinois Tool Works, Inc.	24	5,758
Mettler-Toledo International, Inc.(a)	3	3,211
Parker-Hannifin Corp.	12	7,261
Xylem, Inc.	21	2,532
		18,762
Other Information Services - 2.3%
CoStar Group, Inc.(a)	33	2,448
Meta Platforms, Inc. - Class A	174	95,526

The accompanying notes are an integral part of these financial statements.

5

REVERB ETF
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Other Information Services - (Continued)
Pinterest, Inc. - Class A(a)	54	$1,367
VeriSign, Inc.(a)	9	2,539
		101,880
Other Investment Pools and Funds - 0.2%
Alcon AG	42	4,100
Garmin Ltd.	15	2,803
		6,903
Other Miscellaneous Store Retailers - 0.1%
Tractor Supply Co.	45	2,278
Other Professional Scientific and Technical Services - 0.1%
Gartner, Inc.(a)	6	2,527
IQVIA Holdings, Inc.(a)	15	2,326
		4,853
Other Telecommunications - 0.4%
BCE, Inc.	75	1,669
TELUS Corp.	126	1,938
Verizon Communications, Inc.	333	14,672
		18,279
Other Transit and Ground Passenger Transportation - 0.3%
Uber Technologies, Inc.(a)	171	13,853
Paint Coating and Adhesive Manufacturing - 0.2%
PPG Industries, Inc.	21	2,286
Sherwin-Williams Co.	21	7,411
		9,697
Pesticide Fertilizer and Other Agricultural Chemical Manufacturing - 0.1%
NUTRIEN Ltd.	42	2,396
Petroleum and Coal Products Manufacturing - 1.8%
Chevron Corp.	150	20,409
Exxon Mobil Corp.	390	41,196
Hess Corp.	27	3,484
Marathon Petroleum Corp.	27	3,710
Phillips 66	36	3,746
Suncor Energy, Inc.	108	3,811
Valero Energy Corp.	27	3,135
		79,491
Petroleum and Petroleum Products Merchant Wholesalers - 0.1%
Energy Transfer LP	285	4,714
Pharmaceutical and Medicine Manufacturing - 4.5%
Abbott Laboratories	141	18,436
AbbVie, Inc.	144	28,094

	Shares	Value
Alnylam Pharmaceuticals, Inc.(a)	12	$3,159
Amgen, Inc.	45	13,091
Biogen, Inc.(a)	12	1,453
Bristol-Myers Squibb Co.	165	8,283
Eli Lilly & Co.	72	64,724
Gilead Sciences, Inc.	102	10,867
Merck & Co., Inc.	165	14,058
Pfizer, Inc.	456	11,131
Regeneron Pharmaceuticals, Inc.	9	5,389
Vertex Pharmaceuticals, Inc.(a)	21	10,699
West Pharmaceutical Services, Inc.	6	1,268
Zoetis, Inc.	39	6,100
		196,752
Pipeline Transportation of Crude Oil - 0.2%
Enbridge, Inc.	183	8,544
Pipeline Transportation of Natural Gas - 0.4%
Enterprise Products Partners LP	183	5,472
Pembina Pipeline Corp.	48	1,833
TC Energy Corp.	87	4,386
Williams Cos., Inc.	102	5,974
		17,665
Professional and Commercial Equipment - 0.1%
Samsara, Inc. - Class A(a)	48	1,904
STERIS PLC	9	2,022
		3,926
Radio and Television Broadcasting - 0.5%
Fox Corp. - Class B	15	693
Spotify Technology SA(a)	15	9,210
Walt Disney Co.	147	13,370
		23,273
Rail Transportation - 0.5%
Canadian Pacific Kansas City Ltd.	78	5,653
CSX Corp.	165	4,631
Union Pacific Corp.	54	11,646
		21,930
Railroad Rolling Stock Manufacturing - 0.1%
Westinghouse Air Brake Technologies Corp.	15	2,771
Residential Building Construction - 0.2%
DR Horton, Inc.	27	3,411
Lennar Corp. - Class B	24	2,481
PulteGroup, Inc.	18	1,846
		7,738
Resin Synthetic Rubber and Artificial Synthetic - 0.1%
Dow, Inc.	60	1,835
DuPont de Nemours, Inc.	36	2,376
Westlake Corp.	12	1,109
		5,320

The accompanying notes are an integral part of these financial statements.

6

REVERB ETF
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Restaurants and Other Eating Places - 0.9%
Chipotle Mexican Grill, Inc.(a)	123	$6,214
Darden Restaurants, Inc.	9	1,806
McDonald’s Corp.	60	19,179
Starbucks Corp.	90	7,204
Veralto Corp.	21	2,014
Yum! Brands, Inc.	24	3,611
		40,028
Scheduled Air Transportation - 0.1%
Delta Air Lines, Inc.	54	2,248
Southwest Airlines Co.	54	1,510
United Airlines Holdings, Inc.(a)	30	2,064
		5,822
Scientific Research and Development Services - 0.1%
MPLX LP	87	4,431
Securities and Commodity Contracts Intermediation and Brokerage - 0.7%
Cboe Global Markets, Inc.	3	665
Charles Schwab Corp.	117	9,524
Goldman Sachs Group, Inc.	27	14,784
Raymond James Financial, Inc.	18	2,467
Robinhood Markets, Inc. - Class A(a)	36	1,768
Tradeweb Markets, Inc. - Class A	9	1,244
		30,452
Securities and Commodity Exchanges - 0.3%
Intercontinental Exchange, Inc.	48	8,063
Nasdaq, Inc.	48	3,658
		11,721
Semiconductor and Other Electronic Component Manufacturing - 8.6%
Advanced Micro Devices, Inc.(a)	144	14,018
Amphenol Corp. - Class A	102	7,849
Analog Devices, Inc.	42	8,187
Astera Labs, Inc.(a)	3	196
Best Buy Co., Inc.	18	1,200
Broadcom, Inc.	363	69,867
GLOBALFOUNDRIES, Inc.(a)	45	1,578
Intel Corp.	345	6,935
Lam Research Corp.	114	8,170
Marvell Technology, Inc.	72	4,203
Microchip Technology, Inc.	45	2,074
Micron Technology, Inc.	93	7,156
Monolithic Power Systems, Inc.	3	1,779
NVIDIA Corp.	1,962	213,701
NXP Semiconductors NV	21	3,871
ON Semiconductor Corp.(a)	36	1,429
Otis Worldwide Corp.	33	3,177
STMicroelectronics NV	75	1,703

	Shares	Value
Texas Instruments, Inc.	75	$12,004
Vertiv Holdings Co. - Class A	30	2,561
		371,658
Services to Buildings and Dwellings - 0.1%
Rollins, Inc.	42	2,399
Soap Cleaning Compound and Toilet Preparation - 1.3%
Air Products and Chemicals, Inc.	21	5,693
Church & Dwight Co., Inc.	21	2,086
Clorox Co.	9	1,281
Colgate-Palmolive Co.	66	6,085
Ecolab, Inc.	24	6,034
Estee Lauder Cos., Inc. - Class A	21	1,259
Kenvue, Inc.	171	4,036
Procter & Gamble Co.	192	31,213
		57,687
Software Publishers - 9.6%
Adobe, Inc.(a)	36	13,499
ANSYS, Inc.(a)	6	1,931
Atlassian Corp. - Class A(a)	15	3,425
Autodesk, Inc.(a)	18	4,937
Block, Inc.(a)	51	2,982
Cadence Design Systems, Inc.(a)	24	7,146
Check Point Software Technologies Ltd.(a)	9	1,976
Crowdstrike Holdings, Inc. - Class A(a)	21	9,006
Datadog, Inc. - Class A(a)	27	2,758
Electronic Arts, Inc.	21	3,047
Global Payments, Inc.	21	1,603
Hewlett Packard Enterprise Co.	111	1,800
HubSpot, Inc.(a)	3	1,835
Intuit, Inc.	24	15,059
Microsoft Corp.	690	272,729
Oracle Corp.	225	31,662
PTC, Inc.(a)	9	1,395
Salesforce, Inc.	78	20,959
Shopify, Inc. - Class A(a)	105	9,975
Synopsys, Inc.(a)	12	5,508
Tyler Technologies, Inc.(a)	3	1,630
Veeva Systems, Inc. - Class A(a)	12	2,804
		417,666
Spectator Sports - 0.1%
Flutter Entertainment PLC(a)	15	3,615
Sporting Goods Hobby and Musical Instrument Stores - 0.0%(b)
Dick’s Sporting Goods, Inc.	3	563
Steel Product Manufacturing from Purchased Steel - 0.0%(b)
Steel Dynamics, Inc.	12	1,557

The accompanying notes are an integral part of these financial statements.

7

REVERB ETF
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Sugar and Confectionery Product Manufacturing - 0.0%(b)
Hershey Co.	12	$2,006
Support Activities for Crop Production - 0.1%
Corteva, Inc.	57	3,533
Support Activities for Mining - 0.4%
Cenovus Energy, Inc.	153	1,801
ConocoPhillips	102	9,090
Diamondback Energy, Inc.	15	1,980
Halliburton Co.	75	1,486
Targa Resources Corp.	18	3,076
Teck Resources Ltd. - Class B	42	1,428
		18,861
Tobacco Manufacturing - 0.7%
Altria Group, Inc.	144	8,518
Philip Morris International, Inc.	126	21,591
		30,109
Travel Arrangement and Reservation Services - 0.5%
Booking Holdings, Inc.	3	15,298
Expedia Group, Inc.	12	1,883
Royal Caribbean Cruises Ltd.	21	4,513
		21,694
Traveler Accommodation - 0.3%
Hilton Worldwide Holdings, Inc.	21	4,735
Las Vegas Sands Corp.	63	2,310
Marriott International, Inc. - Class A	24	5,726
		12,771
Ventilation Heating Air-Conditioning and Commercial Refrigeration Equipment Manufacturing - 0.2%
Carrier Global Corp.	75	4,690
Dover Corp.	12	2,048
Ingersoll Rand, Inc.	33	2,489
		9,227
Waste Treatment and Disposal - 0.4%
Republic Services, Inc.	27	6,770
Waste Connections, Inc.	21	4,150
Waste Management, Inc.	33	7,701
		18,621
Water Sewage and Other Systems - 0.1%
American Water Works Co., Inc.	15	2,205
Wired and Wireless Telecommunications Carriers - 0.4%
AT&T, Inc.	579	16,038

	Shares	Value
Wired Telecommunications Carriers - 0.6%
T-Mobile US, Inc.	90	$22,225
Zoom Video Communications, Inc. - Class A(a)	24	1,861
		24,086
TOTAL COMMON STOCKS (Cost $3,042,779)		4,246,955
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.8%
Business Support Services - 0.0%(b)
Millrose Properties, Inc.(a)	12	301
Lessors of Real Estate - 1.5%
American Tower Corp.	39	8,791
AvalonBay Communities, Inc.	12	2,520
Crown Castle, Inc.	36	3,807
Digital Realty Trust, Inc.	27	4,334
Equinix, Inc.	9	7,747
Equity Residential	30	2,108
Mid-America Apartment Communities, Inc.	9	1,437
Prologis, Inc.	75	7,665
Public Storage	15	4,506
Realty Income Corp.	75	4,339
SBA Communications Corp.	9	2,191
Simon Property Group, Inc.	27	4,249
Ventas, Inc.	33	2,313
VICI Properties, Inc.	87	2,786
Welltower, Inc.	51	7,782
		66,575
Offices of Real Estate Agents and Brokers - 0.1%
Alexandria Real Estate Equities, Inc.	15	1,090
Invitation Homes, Inc.	51	1,744
		2,834
Veneer Plywood and Engineered Wood Product Manufacturing - 0.1%
Weyerhaeuser Co.	63	1,632
Warehousing and Storage - 0.1%
Extra Space Storage, Inc.	18	2,637
Iron Mountain, Inc.	24	2,152
		4,789
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $66,758)		76,131

The accompanying notes are an integral part of these financial statements.

8

REVERB ETF
SCHEDULE OF INVESTMENTS
April 30, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Treasury Obligations Fund - Class X, 4.25%(c)	15,207	$15,207
TOTAL SHORT-TERM INVESTMENTS (Cost $15,207)		15,207
TOTAL INVESTMENTS - 100.0% (Cost $3,124,744)		4,338,293
Other Assets in Excess of Liabilities - 0.0%(b)		1,852
TOTAL NET ASSETS - 100.0%		$4,340,145

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

9

Reverb ETF
Statement of Assets and Liabilities
April 30, 2025

ASSETS:
Investments, at value	$4,338,293
Dividends receivable	2,637
Dividend tax reclaims receivable	196
Interest receivable	47
Total assets	4,341,173
LIABILITIES:
Payable to adviser	1,028
Total liabilities	1,028
NET ASSETS	$4,340,145
Net Assets Consist of:
Paid-in capital	$3,128,731
Total distributable earnings	1,211,414
Total net assets	$4,340,145
Net assets	$4,340,145
Shares issued and outstanding(a)	150,000
Net asset value per share	$28.93
Cost:
Investments, at cost	$3,124,744

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

10

Reverb ETF
STATEMENT OF OPERATIONS
For the Year Ended April 30, 2025

INVESTMENT INCOME:
Dividend income	$57,971
Less: Dividend withholding taxes	(1,211)
Less: Issuance fees	(1)
Interest income	1,008
Total investment income	57,767
EXPENSES:
Management fee	13,299
Total expenses	13,299
NET INVESTMENT INCOME	44,468
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	2,823
Net realized gain (loss)	2,823
Net change in unrealized appreciation (depreciation) on:
Investments	439,396
Net change in unrealized appreciation (depreciation)	439,396
Net realized and unrealized gain (loss)	442,219
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$486,687

The accompanying notes are an integral part of these financial statements.

11

Reverb ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,
	2025	2024
OPERATIONS:
Net investment income (loss)	$44,468	$39,638
Net realized gain (loss)	2,823	29,132
Net change in unrealized appreciation (depreciation)	439,396	572,811
Net increase (decrease) in net assets from operations	486,687	641,581
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(88,655)	(35,986)
Total distributions to shareholders	(88,655)	(35,986)
CAPITAL TRANSACTIONS:
Subscriptions	—	1,175,960
Net increase (decrease) in net assets from capital transactions	—	1,175,960
NET INCREASE (DECREASE) IN NET ASSETS	398,032	1,781,555
NET ASSETS:
Beginning of the year	3,942,113	2,160,558
End of the year	$4,340,145	$3,942,113
SHARES TRANSACTIONS
Subscriptions	—	50,000
Total increase (decrease) in shares outstanding	—	50,000

The accompanying notes are an integral part of these financial statements.

12

Reverb ETF
Financial Highlights

	Year Ended April 30,		Period Ended April 30, 2023(a)
	2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$26.28	$21.61	$19.24
INVESTMENT OPERATIONS:
Net investment income(b)	0.30	0.24	0.14
Net realized and unrealized gain (loss) on investments(c)	2.94	4.67	2.28
Total from investment operations	3.24	4.91	2.42
LESS DISTRIBUTIONS FROM:
Net investment income	(0.36)	(0.24)	(0.05)
Net realized gains	(0.23)	(0.00)(d)	—
Total distributions	(0.59)	(0.24)	(0.05)
Net asset value, end of period	$28.93	$26.28	$21.61
Total return(e)	12.25%	22.81%	12.60%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,340	$3,942	$2,161
Ratio of expenses to average net assets(f)	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets(f)	1.00%	1.20%	1.27%
Portfolio turnover rate(e)(g)	4%	12%	2%

(a)	Inception date of the Fund was November 3, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

13

REVERB ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2025
NOTE 1 – ORGANIZATION
The Reverb ETF (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Fund began operations on November 3, 2022. The investment objective of the Fund is to achieve long-term capital appreciation.
Shares of the Fund are listed on Cboe BZX Exchange, Inc. (“the “Exchange”) and trade on the Exchange at market prices. These prices may differ from the shares’ net asset value (“NAV”). The Fund issues and redeems shares at NAV only in large blocks known as “Creation Units,” which generally consist of 50,000 shares, though this may change from time to time. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash. Once created, shares trade in the secondary market in quantities less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased directly from or redeemed directly to the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The Fund charges $500 for the standard fixed creation fee, payable to the Custodian. In addition, a variable fee may be charged on cash purchases, non-standard orders, or partial cash purchases of Creation Units of up to a maximum of 2% as a percentage of the total value of the Creation Units subject to the transaction. Variable fees received by the Fund are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with $0.01 par value per share.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: All investments in securities are generally valued using market valuations, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

14

REVERB ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
The Fund distributes substantially all net investment income, if any, and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

For the year ended April 30, 2025, the Fund made the following permanent tax adjustments on the statement of assets and liabilities:

Total Distributable Earnings	Paid-in Capital
$2	$(2)

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
REITs: The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

G.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of April 30, 2025, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

15

REVERB ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for a majority of security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
The Fund calculates its net asset value per share as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern time, each day the NYSE is open for business.
Equity Securities: The Fund’s investments are carried at fair value. Equity securities, including common stocks and real estate investment trusts, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.
Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment adviser, Distribution Cognizant, LLC (“Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

16

REVERB ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$4,246,955	$—	$—	$4,246,955
Real Estate Investment Trusts	76,131	—	—	76,131
Money Market Funds	15,207	—	—	15,207
Total Assets	$4,338,293	$—	$—	$4,338,293

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.
Accounting Pronouncements – In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management has determined that there was no significant impact of these amendments on the Fund’s financial statements.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. Management has evaluated the impact of adopting this guidance with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Adviser serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid under the Fund’s Rule 12b-1 plan, and any extraordinary expenses (such as litigation expenses and indemnification of the Trustees and officers with respect thereto). For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets.
The Adviser has overall responsibility for overseeing the investment of the Fund’s assets, managing the Fund’s business affairs, and providing certain clerical, bookkeeping and other administrative services for the Trust. Penserra Capital Management, LLC (“Penserra” or “the Sub-Adviser”) acts as the Sub-Adviser to the Fund. The Sub-Adviser has responsibility to make day-to-day investment decisions for the Fund and selects broker-dealers for executing portfolio

17

REVERB ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
transactions, subject to the Sub-Adviser’s best execution obligations and the Trust’s and the Sub-Adviser’s brokerage policies. Sub-Advisory fees earned by Penserra are paid by the Adviser. For the services it provides to the Fund, the Sub-Adviser is compensated by the Adviser from the management fees paid by the Fund to the Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services.
Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
For the year ended April 30, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $175,164 and $214,855, respectively.
For the year ended April 30, 2025, there were no in-kind transactions associated with creations and redemptions. There were no purchases or sales of U.S. Government securities during the year ended April 30, 2025.
During the year ended April 30, 2025, the Fund had no realized net capital gains resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash.
NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the year ended April 30, 2025 and the year ended April 30, 2024 was as follows:

	April 30,
	2025	2024
Ordinary income	$54,213	$35,873
Long-term capital gains	34,442	113

As of April 30, 2025, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$3,127,601
Gross unrealized appreciation	$1,364,653
Gross unrealized depreciation	(153,961)
Net unrealized appreciation(a)	1,210,692
Undistributed ordinary income	2,694
Undistributed long-term capital gain	—
Total distributable earnings	2,694
Other accumulated gain/(loss)	(1,972)
Total accumulated gain/(loss)	$1,211,414

(a)	The difference between the book-basis and tax-basis net unrealized appreciation and cost is attributable to partnership adjustments.
At April 30, 2025, the Fund had short-term and long-term capital loss carryforwards of $278 and $108, respectively. These capital losses may be carried forward indefinitely to offset future gains.

18

REVERB ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
NOTE 7 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
•
Newer Adviser Risk. The Adviser was a new entity formed in 2021 and has not previously managed an ETF. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended (the “1940 Act”) and the Internal Revenue Code. As a result, investors do not have a long-term track record of managing a pooled investment vehicle from which to judge the newly-formed Adviser and the Adviser may not achieve the intended result in managing the Fund.

•
Management Risk. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results. The ability of the Fund to meet its investment objective is directly related to the Adviser’s investment strategies for the Fund. If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

•
Consumer Sentiment Risk. Investment decisions that are based primarily on consumer sentiment involve additional risks. Information received may be inaccurate, incomplete or misleading. Information received may be outdated or could be duplicative making the information ineffective for accurately gauging current sentiment. There is a possibility that users have an undisclosed agenda with an attempt to manipulate a company’s stock price.

•
Research Risk. The Adviser does not conduct company research on any of the positions held in the portfolio outside of analysis of the sentiment data received from the Reverberate App. The Adviser also does not consider market developments or the status of the economy in its management of the Fund. The Adviser’s strategy is to base its investment decisions entirely on the expressions of sentiment as identified in the Reverberate App. As a result, the Fund is subject to the risks, which may be substantial, that negative developments effecting a held company, the economy, or markets in general, may not be apparent to the users of the Reverberate App. These negative developments could have significant negative impact on the value of your investment and the Fund’s portfolio.

•
Reverberate App. The Reverberate App is a new web-based utility and currently has a limited number of users. The ability of the App to properly and accurately gauge public sentiment is highly dependent on its ability to attain a high level of regular usage among a broad market segment of the population. If the App is unable to draw sufficient users to express their views on a company, the Adviser will invest in the company at a level equal to its market-capitalization proportional to that of the Investable Universe. If the Adviser is unable to take material active positions due to lack of sufficient data or otherwise, the Fund will likely experience performance similar to the broad large capitalization market in general. In addition, while the App seeks to use tools and technology to identify and limit the influence of non-human users (Bots) or multiple votes by the same user, there is no guarantee that it will be successful in doing so. In that event, the information provided by the App may not properly reflect sentiment regarding a company, leading the Adviser to take active positions in a company that are inconsistent with true market sentiment. The investment strategy of relying entirely on general public sentiment as expressed on a web-based user app in order to take active positions is novel. The strategy may not work and this may have a significant negative impact on the value of your investment.

•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, which has resulted in disruptions to business operations and supply chains, stress on the global

19

REVERB ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
•
Equity Securities Risk. The value of the Fund’s shares will go up or down based on the movement of the overall stock market and the value of the individual securities held by the Fund, both of which can sometimes be volatile.

•
High Portfolio Turnover Risk. The Fund may be subject to increased trading based on the level of user responses received and this trading can lead to higher than normal portfolio turnover. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to specific securities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover may cause the Fund’s performance to be less than you expect.

•	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
•
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

•
Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

•
Newer Fund Risk. The Fund is a recently organized investment company with a limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

20

REVERB ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2025(Continued)
•
Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio. The Adviser does not manage the Fund’s sector exposure so that at any given time the Fund may have significant exposure to individual sectors.

NOTE 8 – OFFICERS
Ms. Lillian Kabakali resigned as Secretary and Vice President of the Trust effective February 21, 2025. Ms. Elaine Richards was appointed Secretary and Vice President of the Trust effective February 21, 2025. Previously, Ms. Richards served as Assistant Secretary of the Trust. Effective March 20, 2025, Mr. Albert Sosa was appointed Assistant Treasurer of the Trust.

21

REVERB ETF
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees
Advisors Series Trust and
Shareholders of Reverb ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Reverb ETF (the “Fund”), a series of Advisors Series Trust, including the schedule of investments, as of April 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the two years in the period then ended and for the period November 3, 2022 (commencement of operations) through April 30, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period November 3, 2022 through April 30, 2023, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2003.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
06/27/ 2025

22

Reverb ETF
ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund's Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
At meetings held on October 17, 2024 and December 12-13, 2024, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, on behalf of the Reverb ETF (the “Fund”), the continuance of the investment advisory agreement (“Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Distribution Cognizant, LLC (the “Adviser”) and the continuance of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Trust, the Adviser, and Penserra Capital Management LLC (the “Sub-Adviser”). The Advisory Agreement and Sub-Advisory Agreement will be referred to together as the “Advisory Agreements.” At both meetings, the Board received and reviewed substantial information regarding the Fund, the Adviser, the Sub-Adviser and the services provided by the Adviser and Sub-Adviser to the Fund under the Advisory Agreements. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements:
1.
The nature, extent and quality of the services provided and to be provided by the Adviser and Sub-Adviser under the Advisory agreements. The Board considered the nature, extent and quality of the Adviser and Sub-Adviser’s overall services to be provided to the Fund, as well as their specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser and Sub-Adviser that would be involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Adviser and Sub-Adviser, including information regarding their compliance programs, their chief compliance officers and the Adviser and Sub-Adviser’s compliance record, as well as the Adviser and Sub-Adviser’s cybersecurity programs, liquidity risk management programs, valuation procedures, business continuity plans, and risk management processes. The Board further considered the prior relationship between the Adviser, the Sub-Adviser and the Trust, as well as the Board’s knowledge of the Adviser and the Sub-Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser to discuss the Fund’s performance and investment outlook as well as various compliance topics and fund distribution/marketing. The Board concluded that the Adviser and the Sub-Adviser had the quality and depth of personnel, resources, investment processes, and compliance policies and procedures essential to performing their duties under the Advisory Agreements and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Fund’s historical performance and the overall performance of the Adviser. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Fund as of June 30, 2024, on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, an appropriate securities market benchmark, a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”), and the Adviser’s similarly managed accounts, if applicable. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative Morningstar peer group universe, the Board took into account that the investment objective and strategies of the Fund, as

23

Reverb ETF
ADDITIONAL INFORMATION(Continued)
well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing the Fund’s performance against a broad market benchmark, the Board took into account the differences in portfolio construction between the Fund and such benchmark as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.
The Board noted that the Fund outperformed the average of its Morningstar peer group for the one-year period and underperformed the average of its Cohort for the one-year period, all periods ended June 30, 2024. The Board reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its primary benchmark index for the one-year period ended June 30, 2024.
The Board noted that the Adviser represented it did not have any similarly managed accounts.
3.
The costs of the services to be provided by the Adviser and Sub-Adviser and the structure of the Adviser and Sub-Adviser’s fee under the Advisory agreements. In considering the advisory fee and sub-advisory fees and total expenses of the Fund, the Board reviewed comparisons to the Cohort, and the Adviser’s similarly managed separate accounts, if any, for other types of clients as well as the unitary management fee structure for the Fund. The Board noted that the Adviser does not manage any other accounts in a similar strategy.

The Board noted the Fund employed a unitary fee structure of 0.30%, whereby the Adviser has agreed from the unitary fee to pay all operating expenses of the Fund (except for the management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid under the Fund’s Rule 12b-1 plan, and any extraordinary expenses, such as litigation expenses and indemnification of the Trustees and officers with respect thereto). The Board noted that the Fund’s contractual management fee and net expense ratio were below the median and average of its Cohort. The Board determined that the fees to be paid to the Adviser and Sub-Adviser were fair and reasonable.
4.
Economies of Scale. The Board also considered whether economies of scale could be expected to be realized by the Adviser as assets of the Fund grow. The Board noted that as the Fund had only been operating for a limited period of time, there were no additional significant economies of scale being realized by the Adviser at this time.

5.
The profits to be realized by the Adviser and its affiliates from their relationship with the Fund. The Board reviewed the Adviser’s and Sub-Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser and Sub-Adviser from advising the Fund. The Board considered the profitability to the Adviser and Sub-Adviser from their relationship with the Fund and considered any additional material benefits derived by the Adviser and Sub-Adviser from their relationship with the Fund, noting that the Fund does not charge Rule 12b-1 fees nor utilize “soft dollars.” After such review, the Board determined that the profitability to the Adviser and Sub-Adviser with respect to the Advisory Agreements was not excessive, and that the Adviser and Sub-Adviser had maintained adequate resources and profit levels to support the services each provides to the Fund.

No single factor was determinative of the Board’s decision to approve the Advisory Agreements for the Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser and Sub-Adviser, including the advisory and sub-advisory fees, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the Advisory Agreements would be in the best interest for the Fund and its shareholders.

24

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund's Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	7/7/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	7/7/25

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	7/7/25

* Print the name and title of each signing officer under his or her signature.